Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net Income	$ 4,913	$ 4,433	$ 3,517
Other Comprehensive (Loss)/ Income, Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	(609)	(944)	1,358
Reclassification to net income of foreign currency translation gains on disposal of foreign operations	0	(13)	0
Change in fair value of net investment hedges	36	35	(42)
Change in fair value of cash flow hedges	(583)	(62)	(10)
Reclassification to net income of gains and losses on cash flow hedges	489	14	21
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	12	(10)	(114)
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	17	10	15
Other comprehensive (loss)/ income on equity investments	(280)	(82)	86
Other comprehensive (loss)/ income (Note 23)	(918)	(1,052)	1,314
Comprehensive Income	3,995	3,381	4,831
Comprehensive income /(loss) attributable to non-controlling interests	259	194	(13)
Comprehensive Income Attributable to Controlling Interests	3,736	3,187	4,844
Preferred share dividends	159	164	163
Comprehensive Income Attributable to Common Shares	$ 3,577	$ 3,023	$ 4,681